Interests in associates and joint ventures - Impairment testing (Details) - BoCom - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of associates [line items]
VIU	$ 20,200	$ 18,000
Carrying value	18,166	17,754
Fair value	$ 10,734	$ 10,991